Share Capital - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
Dec. 31, 2018 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Volatility in the price of the Company's shares	24.12%
Risk-free interest rate	2.10%
Expected hold period to exercise (years) | yr	3.50
Dividend yield	1.668%
Exercise price | $ / shares	$ 32.98